EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF EQUIPMENT

Equipment
$
Cost
Balance, December 31, 2021	105,358
Additions	1,193,345
Balance, December 31, 2022	1,298,703
Additions	411,004
Balance, June 30, 2023	1,709,707

Accumulated Amortization
Balance, December 31, 2021	14,483
Amortization	176,229
Balance, December 31, 2022	190,712
Amortization	163,656
Balance, June 30, 2023	354,368

Carrying value
As at December 31, 2022	1,107,991
As at June 30, 2023	1,355,339